Income Taxes - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Deduction percentage to offset income tax liability	50.00%
Limitation of net operating losses deduction	80.00%
Tax cut and job act impact description	The Tax Act also established new tax laws that came into effect on January 1, 2018, including, but not limited to: (a) the elimination of the corporate alternative minimum tax (AMT); (b) the creation of the base erosion anti-abuse tax (BEAT), a new minimum tax; (c) a general elimination of U.S. federal income taxes on dividends from foreign subsidiaries -participation exemption system-; (d) a new provision designed to tax global intangible low-taxed income (GILTI), which allows for the possibility of using foreign tax credits (FTCs) and a deduction of up to 50 percent to offset income tax liability (subject to some limitations); (e) a new limitation on deductible interest expense; (f) the repeal of the domestic production activity deduction; (g) limitations on the deductibility of certain executive compensation; (h) limitations on the use of FTCs to reduce the U.S. income tax liability; and (i) limitations on net operating losses (NOLs) generated after December 31, 2017, to 80 percent of taxable income and the elimination of expiration rules.
Argentina [Member]
Income Tax [Line Items]
Effective income tax rate	35.00%
Percentage value of foreign entity subject to income tax on indirect sale	30.00%
Scenario, Forecast [Member] | Argentina [Member]
Income Tax [Line Items]
Effective income tax rate		25.00%	30.00%	30.00%
Dividend withholding tax rate		13.00%	7.00%	7.00%